Shareholders' Equity (Deficit) (Details) - Schedule of holders the right to receive dividends (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021 [1]
Schedule of Holders the Right to Receive Dividends [Abstract]
Ordinary Shares par value	$ 3.15	$ 3.15
Ordinary Shares par value	$ 3.15	$ 3.15

[1]	After giving effect to the reverse stock split (see also Note 13C)